                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.     Name and address of issuer:   North American Government Bond Fund, Inc.,
                                     One South Street, Baltimore, MD 21202
                                     -------------------------------------------


2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


3.     Investment Company Act File Number:                811-7292
                                                          --------
       Securities Act File Number:      33-53598
                                        --------


4(a).  Last day of fiscal year for which this Form is filed: March 31, 1999
                                                             --------------


4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2.)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).|_| Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

       (i)   Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                      $00.00
                                                                         ------

       (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:                $  9,226,947.00
                                                                ---------------


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       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:      $ 12,629,368.00*
                                                                ---------------
              * All shares repurchased or redeemed in
                fiscal years ended March 31, 1996 and
                March 31, 1997 were prepaid and are
                included in Item 6.

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                    -$ 21,856,315.00
                                                                ---------------

       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                                $00.00
                                                                ---------------
      _______________________________________________________________________

       (vi)   Redemption credits available for use in           $(21,856,315.00)
              future  years -- if Item 5(i) is less             ---------------
              than Item 5(iv)[subtract Item 5(iv) from
              Item 5(i)]:
      _______________________________________________________________________


       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                            x       .000278
                                                                 --------------

       (viii) Registration fee due [multiply Item 5(v) by
              Item 5(vii)] (enter "0" if no fee is due):       =$         00.00
                                                                ---------------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       1,752,194 shares @ $15,509,517.14. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 1,136,442 shares @ $8,089,366.92.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                       +$ 00.00
                                                              -----------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$           00.00
                                                              -----------------

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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:  N/A
                  Method of Delivery:
                                    |_| Wire Transfer
                                    |_| Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ Joseph A. Finelli
                             ---------------------------------------------------
                             Joseph A. Finelli, Treasurer
                             ---------------------------------------------------
                            *Please print the name and title of the signing
                             officer below the signature.

Date: June 24, 1999
      -------------


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                                   Schedule A
                               to 24f-2 Notice of
                    North American Government Bond Fund, Inc.


                                                                               Value of
           Number of          Aggregate        Front-end        Shares        Reinvested          Shares        Cost of Shares
Class     Shares Sold       Sales Price       Sales Loads     Reinvested       Dividends         Redeemed          Redeemed
ISI        1,527,556      $13,255,729.00      $304,809.14       224,638       $1,948,979.00      1,065,714       $9,226,947.00


Carry forward from prior years = 2,888,636 shares @ $23,598,884.06
1999 Sales = 1,752,194 shares @ $15,509,517.14
By offsetting the Fund's sales in fiscal year 1999 (1,752,194 shares @ $15,509,517.14) with credits for registrations of prior net redemptions (2,888,636 shares @ $23,598,884.06), no shares were sold pursuant to Rule 24f-2 in the fiscal year ended March 31, 1999. Accordingly, no fee is due.